Share-Based Payments	12 Months Ended
Apr. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments

NOTE 12	SHARE-BASED PAYMENTS
We provide for equity-based incentives to be awarded to key employees and non-employee directors. Currently, these incentives consist of restricted shares, restricted stock units (which may also be referred to as deferred stock units), performance units, and stock options. These awards are administered primarily through the 2010 Equity and Incentive Compensation Plan initially approved by our shareholders in August 2010 and re-approved in August 2015. Awards under this plan may be in the form of stock options, stock appreciation rights, restricted shares, restricted stock units, performance shares, performance units, incentive awards, and other share-based awards. Awards under this plan may be granted to our non-employee directors, consultants, officers, and other employees. Deferred stock units granted to non-employee directors vest immediately and, along with dividends credited on those deferred stock units, are paid out in the form of common shares upon termination of service as a non-employee director. At April 30, 2017, there were 5,264,155 shares available for future issuance under this plan.
Under the 2010 Equity and Incentive Compensation Plan, we have the option to settle share-based awards by issuing common shares from treasury, issuing new Company common shares, or issuing a combination of common shares from treasury and new Company common shares.
Stock Options: Under the 2010 Equity and Incentive Compensation Plan, we granted no stock options during 2017, and 370,000 and 955,000 stock options during 2016 and 2015, respectively. The options vest over a period of 1 to 3 years dependent on the continued service of the option holder, as well as the achievement of performance objectives established on the grant date. The exercise price of all stock options granted is equal to the market value of the shares on the date of grant. All stock options granted during 2016 and 2015 have a contractual term of 10 years.
The fair value of each stock option is estimated on the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for stock options granted in 2016 and 2015:

	2016	2015
Expected volatility (%)	20.7%	25.0%
Dividend Yield (%)	2.3%	2.2%
Risk-free interest rate (%)	1.9%	1.5%
Expected life of stock option (years)	5.9	5.6

Expected volatility was calculated in accordance with the provisions of FASB ASC 718, Compensation – Stock Compensation, based on consideration of both historical and implied volatilities. The expected life of a stock option represents the period from the grant date through the expected exercise date of the option. This was calculated using a simplified method whereby the midpoint between the vesting date and the end of the contractual term is utilized to compute the expected term.
The following table is a summary of our stock option activity.

	Number of Stock Options	Weighted-Average Exercise Price
Outstanding at May 1, 2016	1,245,000	$113.29
Cancelled	330,000	113.90
Outstanding at April 30, 2017	915,000	$113.07
Exercisable at April 30, 2017	—	$—

Stock options outstanding at April 30, 2017 have an aggregate intrinsic value of $12.5 with an average remaining contractual term of
8.0 years. The stock options granted during 2016 and 2015 have a weighted-average grant date fair value of $18.67 and $21.68 per option, respectively. During 2017, there were no stock options exercised. The total intrinsic value of stock options exercised during 2016 and 2015 was $0.1 and $1.9, respectively. The closing market price of our common stock on the last trading day of 2017 was $126.72 per share.
For stock options granted, compensation cost will be recognized ratably over the service period for each vesting tranche from the grant date through the end of the requisite service period to the extent the performance objectives are likely to be achieved. During 2017, we concluded that a portion of the performance objectives were unachievable, and therefore reversed the life-to-date compensation cost recognized. For the year ended April 30, 2017, the compensation net benefit for stock option awards totaled $1.0, and compensation cost totaled $8.1 and $1.2 for the years ended April 30, 2016, and 2015, respectively, which was included in other special project costs in the Statements of Consolidated Income. The tax expense related to the stock option net benefit was $0.4 for 2017, and the tax benefit related to the stock option expense was $3.0 and $0.4 for 2016 and 2015, respectively. At April 30, 2017, we had $1.0 of total unrecognized compensation cost, net of estimated forfeitures, related to stock options that will be recognized over a weighted-average period of 1.0 year.
Cash received from stock option exercises for the years ended April 30, 2016 and 2015, was $0.1 and $0.8, respectively. We received no cash from stock option exercises for the year ended April 30, 2017.

Other Equity Awards: The following table is a summary of our restricted shares, deferred stock units, and performance units.

	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
Outstanding at May 1, 2016	545,742	$99.65	121,936	$132.46
Granted	180,997	133.92	73,701	126.80
Converted	121,936	132.46	(121,936)	132.46
Vested	(243,561)	100.81	—	—
Forfeited	(31,709)	118.97	—	—
Outstanding at April 30, 2017	573,405	$115.88	73,701	$126.80

The weighted-average grant date fair value of equity awards other than stock options that vested in 2017, 2016, and 2015 was $24.6, $18.7, and $28.6, respectively. The vesting date fair value of equity awards other than stock options that vested in 2017, 2016, and 2015 was $32.7, $24.4, and $43.4, respectively. The weighted-average grant date fair value of restricted shares and deferred stock units is the average of the high and the low share price on the date of grant. The weighted-average conversion date fair value of performance units is the average of the high and the low share price on the date of conversion to restricted shares. The following table summarizes the weighted-average fair values of the equity awards granted.

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
2017	180,997	$133.92	73,701	$126.80
2016	97,922	113.57	121,936	132.46
2015	109,091	104.82	75,848	111.41

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted shares and deferred stock units generally vest 4 years from the date of grant or upon the attainment of a defined age and years of service, subject to certain retention requirements.